                                     [PHOTO]
                           Annual Report June 30, 2001

Oppenheimer
MAIN STREET(R) SMALL CAP FUND

                                                      [OPPENHEIMERFUNDS(R) LOGO]

REPORT HIGHLIGHTS

      CONTENTS

  1   Shareholder Letter
  2   An Interview with Your Fund's Managers
  6   Fund Performance
 12   FINANCIAL STATEMENTS
 47   INDEPENDENT AUDITORS' REPORT
 48   Federal Income Tax Information
 49   Officers and Trustees


FUND OBJECTIVE

Oppenheimer Main Street(R) Small Cap Fund seeks capital appreciation.

                          AVERAGE ANNUAL TOTAL RETURNS*

                       For the 1-Year Period Ended 6/30/01

               WITHOUT                WITH
              SALES CHG.            SALES CHG.
---------------------------------------------
 Class A         7.66%                 1.47%
---------------------------------------------
 Class B         6.79                  1.79
---------------------------------------------
 Class C         6.86                  5.86
---------------------------------------------
 Class Y         7.90                   --

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE PAGE 10 FOR FURTHER DETAILS.

John V. Murphy
Chairman,
President and
Chief Executive Officer
OppenheimerFunds, Inc.

DEAR SHAREHOLDER,

It is a pleasure to greet you in my new role as Chairman, President and Chief Executive Officer of OppenheimerFunds. I'm honored to take on this new leadership role, after having served OppenheimerFunds in the capacity of President and Chief Operating Officer since August of 2000.

    I'd also like to acknowledge the contributions of Bridget A. Macaskill, whose vision and efforts have helped build OppenheimerFunds' reputation as a premier investment firm. During her tenure as Chief Executive Officer, Bridget made tremendous contributions to both the firm and to our fund shareholders. Her extraordinary commitment has positioned OppenheimerFunds for a very bright future, and I thank her for that.

    Our ongoing mission is to provide outstanding investment solutions for our customers. We will continue to strive to deliver products and services that help keep you at the forefront of the markets. In partnership with financial advisors, this approach has enabled OppenheimerFunds to help investors pursue their financial goals for more than 40 years.

    While the past year has proven to be challenging in the financial markets, we assure you that our commitment to investment excellence has never been stronger. With this commitment and a clear vision, we are confident that we will meet the challenges that lie ahead. Thank you for your ongoing confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,


/s/ JOHN V. MURPHY
John V. Murphy
July 23, 2001

                    1 OPPENHEIMER MAIN STREET SMALL CAP FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

[PHOTO]

Portfolio Management
Team (l to r)
Mark Zavanelli
(Portfolio Manager)
Charles Albers
(Portfolio Manager)
Nikolaos Monoyios
Alex Zhou

HOW DID OPPENHEIMER MAIN STREET SMALL CAP FUND PERFORM OVER THE 12-MONTH PERIOD THAT ENDED JUNE 30, 2001?

A. We are pleased that the Fund produced highly competitive returns in a challenging market environment. We attribute the Fund's performance to our disciplined, quantitative investment approach, which is based on a combination of statistical analysis and experienced professional judgment. Our highly disciplined stock-scoring system helped the Fund participate in some of the best performing areas of the small-cap stock market, including the energy group. Our models also helped us avoid some of the worst performing sectors, such as communications services.

HOW HAS THE SMALL-CAP STOCK MARKET PERFORMED DURING THE REPORTING PERIOD?

In contrast to the trends of the past several years, small-cap stocks generally produced much better performance than large caps over the past year. Between 1997 and mid-1999, large-cap stocks had consistently outperformed their small-cap counterparts. In addition, because small-cap stocks had underperformed for so long, they began the reporting period attractively valued. Of course, it is important to remember that small-cap companies are relatively young, and while these stocks may offer greater opportunities for long-term capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations.

                    2 OPPENHEIMER MAIN STREET SMALL CAP FUND

"Small-cap stocks have performed well over the past year after several years of underperformance, which we believe marks the start of a new phase of market leadership."

    With that said, at the end of 2000, we found the most attractive opportunities in companies whose stock prices were moving higher in response to increasing investor enthusiasm. Such stocks are generally categorized as "growth stocks." High growth was particularly prevalent among our technology holdings, which represented a significantly greater proportion of the Fund than the corresponding technology representation in our benchmark, the Russell 2000 Index.

    By the end of 2000, the first half of the reporting period, the small-cap market had experienced a major change in leadership. Value stocks began to rally strongly, while high growth stocks generally fell. This shift was sudden and dramatic, giving our models little time to adjust. Although our models' delayed reaction to the market's rapid changes initially resulted in lagging returns, better results during the first six months of 2001 offset much of that lag.

    The change in market leadership was primarily due to an economic slowdown in the United States. Faced with the likelihood of lower profits, investors turned away from highly valued growth stocks. Despite this change, our models suggested only a small reduction in the Fund's exposure to technology stocks. Yet, because of strong individual stock picks, and our emphasis on positive earnings trends, the Fund's technology holdings provided better returns than the technology group as a whole. As a result, the Fund's returns were significantly better than those of the Russell 2000 Index.

                    3 OPPENHEIMER MAIN STREET SMALL CAP FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

AVERAGE ANNUAL TOTAL RETURNS For the 1-Year Period Ended 6/30/01(1)

                      Since
Class A     1-Year    Inception
---------------------------------------
            1.47%     23.70%

                      Since
Class B     1-Year    Inception
---------------------------------------
            1.79%     24.95%

                      Since
Class C     1-Year    Inception
---------------------------------------
            5.86%     26.69%

                      Since
Class Y     1-Year    Inception
---------------------------------------
            7.90%     27.97%

WHAT AREAS OF THE SMALL-CAP VALUE MARKETPLACE WORKED BEST DURING THE PERIOD?

The energy group provided very attractive returns. Our models led us to this sector because they detected improving business fundamentals and positive changes in energy companies' earnings. We especially emphasized independent exploration and production companies, oil drillers, refiners, and other small energy services businesses that benefited from higher energy prices.

    Our healthcare investments also contributed to performance. The entire industry group benefited from the change in market leadership as investors sold their high growth holdings and bought stocks of companies with lower--but more consistent--earnings growth records. Health services companies, such as hospitals, HMOs, laboratories and physician management companies, provided particularly good results.

    Although financial services stocks generally performed well, that area's contribution to the Fund's overall performance was diluted because we held a smaller percentage of these stocks than the Index. In addition, the portfolio does not generally invest in real estate investment trusts (REITs), which outperformed during the past 12 months. This lack of exposure to REITs hindered the overall performance of our financial services investments. The Fund also did not participate in strong returns produced by utilities during the period. Although utilities have performed well during previous economic slowdowns, our models had suggested that we could find better opportunities in other areas.

WHAT IS YOUR OUTLOOK FOR THE FORESEEABLE FUTURE?

We remain very optimistic about the growth potential of small-cap stocks. In our opinion, the recent shift in market leadership should persist. That's because, overall, small-cap stocks continue to be valued substantially lower than large caps. As that gap narrows, we believe that small-cap stock prices will rise.

1. See Notes on page 10 for further details.

                    4 OPPENHEIMER MAIN STREET SMALL CAP FUND

    However, we are cautious regarding the possibility of near-term volatility, especially among technology stocks. Accordingly, we have reduced our exposure to technology stocks and increased our holdings in capital goods, basic materials (i.e., chemicals, paper and metals) and financial services groups.

    Regardless of whether growth or value stocks are in favor among investors, we are confident that our models will continue to identify the small companies most likely to prosper. In our opinion, this flexibility is a very important part of what makes Oppenheimer Main Street Small Cap Fund The Right Way to Invest.

[GRAPH]

     TOP TEN COMMON STOCK HOLDINGS(3)
     ---------------------------------------------------
     Western Gas Resources, Inc.                  0.5%
     ---------------------------------------------------
     THQ, Inc.                                    0.4
     ---------------------------------------------------
     Woodward Governor Co.                        0.4
     ---------------------------------------------------
     Velvet Exploration Ltd.                      0.4
     ---------------------------------------------------
     CIRCOR International, Inc.                   0.4
     ---------------------------------------------------
     Covance, Inc.                                0.4
     ---------------------------------------------------
     Skechers U.S.A., Inc., Cl. A                 0.4
     ---------------------------------------------------
     Direct Focus, Inc.                           0.4
     ---------------------------------------------------
     Perrigo Co.                                  0.4
     ---------------------------------------------------
     BEI Technologies, Inc.                       0.4

     TOP FIVE COMMON STOCK INDUSTRIES(3)
     ---------------------------------------------------
     Healthcare/Supplies & Services               9.3%
     ---------------------------------------------------
     Banks                                        9.2
     ---------------------------------------------------
     Retail: Specialty                            5.5
     ---------------------------------------------------
     Healthcare/Drugs                             4.8
     ---------------------------------------------------
     Manufacturing                                4.7

2. Portfolio is subject to change. Percentages are as of June 30, 2001, and are based on total market value of common stock.

3. Portfolio is subject to change. Percentages are as of June 30, 2001, and are based on net assets. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

                    5 OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE

HOW HAS THE FUND PERFORMED?

Below is a discussion, by the Manager, of the Fund's performance during its fiscal year ended June 30, 2001, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the fiscal year that ended June 30, 2001, Oppenheimer Main Street Small Cap Fund's performance was strongly influenced by changes in economic and market conditions. The Fund's diversified approach allowed us to benefit from a shift in investor sentiment away from momentum oriented growth stocks toward value stocks. The Fund's returns were primarily driven by the application of the managers' quantitative stock scoring system, which successfully identified individual companies that, in the aggregate, performed better than the overall market. The Fund's portfolio holdings, allocations and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET.

The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until June 30, 2001. The performance for Class A, B, C and Y is measured for the one-year period ending June 30, 2001. Because Class N shares of the Fund were first publicly offered on 3/1/01, no performance information on Class N shares is included. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B and Class C shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

                    6 OPPENHEIMER MAIN STREET SMALL CAP FUND

    The Fund's performance is compared to the performance of the Lipper Small-Cap Core Fund Index. The Lipper Small-Cap Core Fund Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar weighted median market capitalization of the S&P Small-Cap 600 Index.

    Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

                    7 OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

===      Oppenheimer Main Street Small Cap Fund (Class A)
===      Lipper Small-Cap Core Fund Index

                                     [GRAPH]

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

===      Oppenheimer Main Street Small Cap Fund (Class B)
===      Lipper Small-Cap Core Fund Index

                                     [GRAPH]

1. See page 10 for further details.

                    8 OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

===      Oppenheimer Main Street Small Cap Fund (Class C)
===      Lipper Small-Cap Core Fund Index

                                     [GRAPH]

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

===      Oppenheimer Main Street Small Cap Fund (Class Y)
===      Lipper Small-Cap Core Fund Index
                                     [GRAPH]

1. See page 10 for details.

THE PERFORMANCE INFORMATION FOR LIPPER SMALL-CAP CORE FUND INDEX IN THE GRAPH BEGINS ON 7/31/99 FOR CLASS A, B, C AND Y.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. GRAPHS ARE NOT DRAWN TO THE SAME SCALE.

                    9 OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN. FOR MONTHLY UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about Oppenheimer Main Street Small Cap Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

Class A, B, C, and Y shares were first publicly offered on 8/2/99. Class N shares were first publicly offered on 3/1/01.

Unless otherwise noted, CLASS A returns include the current maximum initial sales charge of 5.75%.

Unless otherwise noted, CLASS B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (life-of-class). Class B shares are subject to an annual 0.75% asset-based sales charge.

Unless otherwise noted, CLASS C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Because CLASS N shares of the Fund were first publicly offered on 3/1/01, no performance information on Class N shares is included in this report. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                    10 OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                      FINANCIALS


                    11 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS JUNE 30, 2001

                                                                 MARKET VALUE
                                                         SHARES    SEE NOTE 1
================================================================================
COMMON STOCKS--96.2%
--------------------------------------------------------------------------------
BASIC MATERIALS--4.5%
--------------------------------------------------------------------------------
CHEMICALS--2.0%
Airgas, Inc.(1)                                          53,500 $     636,650
--------------------------------------------------------------------------------
Arch Chemicals, Inc.                                     31,100       678,913
--------------------------------------------------------------------------------
Cabot Corp.                                              16,000       576,320
--------------------------------------------------------------------------------
Cabot Microelectronics Corp.(1)                          12,600       781,200
--------------------------------------------------------------------------------
Calgon Carbon Corp.                                      16,500       129,525
--------------------------------------------------------------------------------
Cambrex Corp.                                             7,500       379,350
--------------------------------------------------------------------------------
ChemFirst, Inc.                                          18,000       471,600
--------------------------------------------------------------------------------
Georgia Gulf Corp.                                       32,000       496,000
--------------------------------------------------------------------------------
H.B. Fuller Co.                                          22,500     1,122,750
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                     18,500       574,425
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                    48,100       739,778
--------------------------------------------------------------------------------
Minerals Technologies, Inc.                              23,000       987,160
--------------------------------------------------------------------------------
Octel Corp.(1)                                           21,300       346,125
--------------------------------------------------------------------------------
OM Group, Inc.                                           13,000       731,250
--------------------------------------------------------------------------------
SCP Pool Corp.(1)                                        56,000     1,928,640
--------------------------------------------------------------------------------
Universal Corp.                                          15,000       594,900
                                                                ----------------
                                                                   11,174,586

--------------------------------------------------------------------------------
GOLD & PRECIOUS MINERALS--0.2%
Stillwater Mining Co.(1)                                 34,000       994,500
--------------------------------------------------------------------------------
METALS--1.6%
--------------------------------------------------------------------------------
Aviall, Inc.(1)                                          68,000       745,960
--------------------------------------------------------------------------------
Century Aluminum Co.                                     49,000       785,960
--------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                             34,000     1,150,900
--------------------------------------------------------------------------------
CIRCOR International, Inc.                              130,000     2,346,500
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. A(1)           26,500       265,795
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)           62,500       690,625
--------------------------------------------------------------------------------
NS Group, Inc.(1)                                        35,000       467,250
--------------------------------------------------------------------------------
Titanium Metal Corp.(1)                                  98,200       982,000
--------------------------------------------------------------------------------
UCAR International, Inc.(1)                              73,100       873,545
--------------------------------------------------------------------------------
Walter Industries, Inc.                                  70,800       842,520
                                                                ----------------
                                                                    9,151,055
--------------------------------------------------------------------------------
PAPER--0.7%
--------------------------------------------------------------------------------
Glatfelter (P.H.) Co.                                    56,000       798,560
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                  24,000       281,520
--------------------------------------------------------------------------------
Pactiv Corp.(1)                                         141,000     1,889,400
--------------------------------------------------------------------------------
Rayonier, Inc.                                           22,500     1,045,125
                                                                ----------------
                                                                    4,014,605



                    12 OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                MARKET VALUE
                                                        SHARES    SEE NOTE 1
===============================================================================
CAPITAL GOODS--10.8%
-------------------------------------------------------------------------------
AEROSPACE/DEFENSE--1.0%
American Axle & Manufacturing Holdings, Inc.(1)         10,500  $   178,500
-------------------------------------------------------------------------------
DRS Technologies, Inc.(1)                               53,800    1,236,324
-------------------------------------------------------------------------------
Intermagnetics General Corp.                            26,300      852,120
-------------------------------------------------------------------------------
Kaydon Corp.                                            26,000      666,900
-------------------------------------------------------------------------------
Moog, Inc., Cl. A(1)                                    38,000    1,480,100
-------------------------------------------------------------------------------
Precision Castparts Corp.                               31,000    1,160,020
                                                                ---------------
                                                                   5,573,964
================================================================================
ELECTRICAL EQUIPMENT--1.0%
AMETEK, Inc.                                             10,000      305,500
-------------------------------------------------------------------------------
BEI Technologies, Inc.                                   80,200    2,166,202
-------------------------------------------------------------------------------
CLARCOR, Inc.                                             9,700      260,445
-------------------------------------------------------------------------------
EMCOR Group, Inc.(1)                                     45,000    1,626,750
-------------------------------------------------------------------------------
Encore Wire Corp.(1)                                     10,600      125,822
-------------------------------------------------------------------------------
Genlyte Group, Inc. (The)(1)                             13,000      401,830
-------------------------------------------------------------------------------
Interlogix, Inc.(1)                                      11,500      419,750
-------------------------------------------------------------------------------
Lennox International, Inc.                               19,200      210,240
                                                                ---------------
                                                                   5,516,539

===============================================================================
INDUSTRIAL SERVICES--4.1%
Coinstar, Inc.(1)                                        70,000    1,557,500
-------------------------------------------------------------------------------
Exponent, Inc.(1)                                        11,000      118,580
-------------------------------------------------------------------------------
Graco, Inc.                                              49,750    1,641,750
-------------------------------------------------------------------------------
Granite Construction, Inc.                               31,500      800,730
-------------------------------------------------------------------------------
ICT Group, Inc.(1)                                       26,900      468,060
-------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                          45,200    1,152,600
-------------------------------------------------------------------------------
McDermott International, Inc.                            70,900      825,985
-------------------------------------------------------------------------------
Mobile Mini, Inc.(1)                                     19,400      639,812
-------------------------------------------------------------------------------
National Data Corp.                                      45,000    1,458,000
-------------------------------------------------------------------------------
National Processing, Inc.(1)                             56,100    1,570,800
-------------------------------------------------------------------------------
Navigant Consulting, Inc.(1)                             62,000      508,400
-------------------------------------------------------------------------------
New England Business Service, Inc.                        6,000      115,200
-------------------------------------------------------------------------------
Oil States International, Inc.(1)                        21,400      197,308
-------------------------------------------------------------------------------
Pason Systems, Inc.(1)                                   40,000      260,675
-------------------------------------------------------------------------------
Pittston Brink's Group                                   57,000    1,270,530
-------------------------------------------------------------------------------
Planar Systems, Inc.(1)                                  30,400      787,360
-------------------------------------------------------------------------------
Right Management Consultants, Inc.(1)                    27,585      719,968
-------------------------------------------------------------------------------
Stericycle, Inc.(1)                                      35,000    1,643,250
-------------------------------------------------------------------------------
Sylvan Learning Systems, Inc.(1)                         74,000    1,798,200
-------------------------------------------------------------------------------
Teekay Shipping Corp.                                    37,500    1,500,750
-------------------------------------------------------------------------------
Tetra Technologies, Inc.(1)                              64,200    1,569,690

                    13 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS CONTINUED


                                                       MARKET VALUE
                                               SHARES   SEE NOTE 1
===========================================================================
INDUSTRIAL SERVICES Continued
TRC Cos., Inc.(1)                              10,900   $    437,853
---------------------------------------------------------------------------
URS Corp.(1)                                   40,500      1,093,500
---------------------------------------------------------------------------
Wackenhut Corrections Corp.(1)                 52,600        689,060
---------------------------------------------------------------------------
Waste Connections, Inc.(1)                     13,000        468,000
                                                      --------------
                                                          23,293,561

===========================================================================
MANUFACTURING--4.7%
AEP Industries, Inc.                           20,000        706,800
---------------------------------------------------------------------------
Albany International Corp., Cl. A              35,000        661,500
---------------------------------------------------------------------------
American Woodmark Corp.                        12,100        464,882
---------------------------------------------------------------------------
Ameron International Corp.                      9,200        614,100
---------------------------------------------------------------------------
AptarGroup, Inc.                               42,000      1,362,060
---------------------------------------------------------------------------
Astronics Corp.                                31,600        481,268
---------------------------------------------------------------------------
Ball Corp.                                     32,000      1,521,920
---------------------------------------------------------------------------
Columbia Sportswear Co.(1)                     13,750        701,112
---------------------------------------------------------------------------
Cummins, Inc.                                  16,500        638,550
---------------------------------------------------------------------------
Donaldson Co., Inc.                            41,800      1,302,070
---------------------------------------------------------------------------
Flowserve Corp.(1)                             65,900      2,026,425
---------------------------------------------------------------------------
Interpool, Inc.                                13,000        204,100
---------------------------------------------------------------------------
Ivex Packaging Corp.(1)                        66,000      1,254,000
---------------------------------------------------------------------------
Knight Transportation, Inc.(1)                 55,000      1,130,250
---------------------------------------------------------------------------
Lindsay Manufacturing Co.                       4,300         81,700
---------------------------------------------------------------------------
Matthews International Corp., Cl. A            24,500      1,077,204
---------------------------------------------------------------------------
Maverick Tube Corp.(1)                         21,300        361,035
---------------------------------------------------------------------------
Measurement Specialties, Inc.(1)               15,200        254,600
---------------------------------------------------------------------------
Myers Industries, Inc.                         25,000        377,500
---------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                  15,600      1,216,644
---------------------------------------------------------------------------
NCH Corp.                                       6,500        254,150
---------------------------------------------------------------------------
Oakley, Inc.(1)                                73,700      1,363,450
---------------------------------------------------------------------------
Paxar Corp.(1)                                 15,500        223,200
---------------------------------------------------------------------------
Penn Engineering & Manufacturing Corp.         42,000        735,000
---------------------------------------------------------------------------
Roper Industries, Inc.                          9,800        409,150
---------------------------------------------------------------------------
Silgan Holdings, Inc.(1)                       10,200        179,112
---------------------------------------------------------------------------
SPS Technologies, Inc.(1)                      13,000        616,200
---------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.             52,000      1,716,000
---------------------------------------------------------------------------
Tecumseh Products Co., Cl. A                    7,200        356,400
---------------------------------------------------------------------------
Tennant Co.                                    12,000        480,000
---------------------------------------------------------------------------
Watts Industries, Inc., Cl. A                  37,500        635,625
---------------------------------------------------------------------------
Woodward Governor Co.                          29,000      2,446,150
---------------------------------------------------------------------------
Zygo Corp.(1)                                  21,400        476,150
                                                      --------------
                                                          26,328,307


                    14 OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                              MARKET VALUE
                                                     SHARES     SEE NOTE 1
==============================================================================
COMMUNICATION SERVICES--1.8%
------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE--1.8%
Applied Innovation, Inc.(1)                          43,000   $    359,050
------------------------------------------------------------------------------
Boston Communications Group, Inc.(1)                103,800      1,494,720
------------------------------------------------------------------------------
General Cable Corp.                                  94,500      1,752,975
------------------------------------------------------------------------------
General Communication, Inc., Cl. A(1)                70,700        855,470
------------------------------------------------------------------------------
Illuminet Holdings, Inc.(1)                          55,000      1,729,750
------------------------------------------------------------------------------
Lightbridge, Inc.(1)                                 84,643      1,642,074
------------------------------------------------------------------------------
Metro One Telecommunication, Inc.(1)                 17,800      1,154,686
------------------------------------------------------------------------------
SymmetriCom, Inc.(1)                                 96,300      1,409,832
                                                            --------------
                                                                10,398,557
==============================================================================
TELEPHONE UTILITIES--0.0%
AXXENT, Inc.(1,2)                                   100,000             --
------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.(1)           1,000         42,250
                                                            --------------
                                                                    42,250
==============================================================================
CONSUMER CYCLICALS--19.6%
------------------------------------------------------------------------------
AUTOS & HOUSING--4.5%
Apogee Enterprises, Inc.                             44,500        555,805
------------------------------------------------------------------------------
Applica, Inc.(1)                                     53,000        421,880
------------------------------------------------------------------------------
Beazer Homes USA, Inc.(1)                             8,300        526,967
------------------------------------------------------------------------------
Centex Corp.                                          6,500        264,875
------------------------------------------------------------------------------
Crossmann Communities, Inc.                          13,000        515,970
------------------------------------------------------------------------------
Dal-Tile International, Inc.(1)                      83,000      1,539,650
------------------------------------------------------------------------------
Direct Focus, Inc.(1)                                46,500      2,208,750
------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                          48,000      1,560,000
------------------------------------------------------------------------------
Florida Rock Industries, Inc.                        21,900      1,027,110
------------------------------------------------------------------------------
Group 1 Automotive, Inc.(1)                          21,600        639,360
------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A(1)                15,500        224,905
------------------------------------------------------------------------------
Kennametal, Inc.                                     33,300      1,228,770
------------------------------------------------------------------------------
Lancaster Colony Corp.                               32,000      1,055,360
------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                28,900      1,023,060
------------------------------------------------------------------------------
NVR, Inc.(1)                                          5,800        858,400
------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                           27,200        305,456
------------------------------------------------------------------------------
Polaris Industries, Inc.                             11,800        540,440
------------------------------------------------------------------------------
Pulte Homes, Inc.                                    20,000        852,600
------------------------------------------------------------------------------
Rollins, Inc.                                        20,500        408,155
------------------------------------------------------------------------------
Ryland Group, Inc. (The)                             35,000      1,771,000
------------------------------------------------------------------------------
Schuler Homes, Inc.(1)                               23,400        316,836
------------------------------------------------------------------------------
Security Capital Group, Inc., Cl. B(1)               14,000        299,600
------------------------------------------------------------------------------
Selective Insurance Group, Inc.                       9,000        240,120
------------------------------------------------------------------------------
St. Joe Co. (The)                                    37,800      1,016,442


                    15 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS CONTINUED



                                                     MARKET VALUE
                                           SHARES      SEE NOTE 1
==================================================================
AUTOS & HOUSING Continued
Stratus Properties, Inc.(1)                21,666   $    238,326
------------------------------------------------------------------
Superior Industries International, Inc.    36,000      1,378,800
------------------------------------------------------------------
Toro Co. (The)                             41,000      1,842,950
------------------------------------------------------------------
Universal Forest Products, Inc.            16,000        360,000
------------------------------------------------------------------
Watsco, Inc.                               21,000        296,100
------------------------------------------------------------------
York International Corp.                   57,000      1,996,140
                                                  --------------
                                                      25,513,827
==================================================================
CONSUMER SERVICES--1.5%
Ambassadors International, Inc.            37,300        921,310
------------------------------------------------------------------
AmeriPath, Inc.(1)                         55,800      1,634,940
------------------------------------------------------------------
Boron, LePore & Associates, Inc.(1)        62,700        864,006
------------------------------------------------------------------
Dun & Bradstreet Corp.(1)                  38,000      1,071,600
------------------------------------------------------------------
Expedia, Inc., Cl. A(1)                    17,000        792,200
------------------------------------------------------------------
FTI Consulting, Inc.(1)                    43,500        948,300
------------------------------------------------------------------
Midas, Inc.                                13,000        163,800
------------------------------------------------------------------
Rent-A-Center, Inc.(1)                      7,700        405,020
------------------------------------------------------------------
Rightchoice Managed Care, Inc.(1)          18,100        803,640
------------------------------------------------------------------
Watson Wyatt & Co. Holdings(1)             32,900        769,202
                                                  --------------
                                                       8,374,018
==================================================================
LEISURE & ENTERTAINMENT--4.1%
ABM Industries, Inc.                       26,500        987,125
------------------------------------------------------------------
Action Performance Cos., Inc.(1)           40,075      1,001,875
------------------------------------------------------------------
Activision, Inc.(1)                        29,600      1,161,800
------------------------------------------------------------------
Alliance Gaming Corp.(1)                   13,400        526,218
------------------------------------------------------------------
Anchor Gaming(1)                           29,000      1,873,980
------------------------------------------------------------------
Arctic Cat, Inc.                           12,600        182,700
------------------------------------------------------------------
Argosy Gaming Co.(1)                       50,900      1,412,984
------------------------------------------------------------------
Boyd Gaming Corp.(1)                       48,500        278,875
------------------------------------------------------------------
Callaway Golf Co.                          56,000        884,800
------------------------------------------------------------------
Choice Hotels International, Inc.(1)       65,700        985,500
------------------------------------------------------------------
Crestline Capital Corp.(1)                 26,000        808,080
------------------------------------------------------------------
Extended Stay America, Inc.(1)             93,000      1,395,000
------------------------------------------------------------------
Galileo International, Inc.                56,000      1,820,000
------------------------------------------------------------------
GTech Holdings Corp.(1)                    41,000      1,455,910
------------------------------------------------------------------
Handleman Co.(1)                           54,000        904,500
------------------------------------------------------------------
JAKKS Pacific, Inc.(1)                     27,000        504,900
------------------------------------------------------------------
MTR Gaming Group, Inc.(1)                  80,500      1,086,750
------------------------------------------------------------------
Pegasus Solutions, Inc.(1)                 22,200        256,410
------------------------------------------------------------------
Penn National Gaming, Inc.(1)              52,000      1,320,800
------------------------------------------------------------------
Prime Hospitality Corp.(1)                 56,000        663,600


                    16 OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                         MARKET VALUE
                                                 SHARES   SEE NOTE 1
======================================================================
LEISURE & ENTERTAINMENT Continued
ResortQuest International, Inc.(1)               41,800 $      480,700
----------------------------------------------------------------------
Shuffle Master, Inc.(1)                          91,050      1,912,050
----------------------------------------------------------------------
WMS Industries, Inc.(1)                          42,000      1,351,140
                                                        --------------
                                                            23,255,697

======================================================================
MEDIA--1.2%
Banta Corp.                                      50,700      1,485,510
----------------------------------------------------------------------
Deluxe Corp.                                     48,300      1,395,870
----------------------------------------------------------------------
Harland (John H.) Co.                            54,700      1,274,510
----------------------------------------------------------------------
Lee Enterprises, Inc.                            19,800        653,400
----------------------------------------------------------------------
R.H. Donnelley Corp.(1)                          49,700      1,590,400
----------------------------------------------------------------------
Scholastic Corp.(1)                              13,000        585,000
                                                        --------------
                                                             6,984,690

======================================================================
RETAIL: GENERAL--0.5%
Dress Barn, Inc. (The)(1)                        48,000      1,092,000
----------------------------------------------------------------------
Stein Mart, Inc.(1)                              66,400        686,576
----------------------------------------------------------------------
Stoneridge, Inc.(1)                              39,300        422,475
----------------------------------------------------------------------
Tuesday Morning Corp.(1)                         40,000        530,000
----------------------------------------------------------------------
Value City Department Stores, Inc.(1)            23,400        269,100
                                                        --------------
                                                             3,000,151

======================================================================
RETAIL: SPECIALTY--5.5%
1-800 CONTACTS, Inc.(1)                          10,000        247,900
----------------------------------------------------------------------
American Eagle Outfitters, Inc.(1)               12,000        422,880
----------------------------------------------------------------------
Buckle, Inc. (The)(1)                             6,000        113,400
----------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.          34,500        690,000
----------------------------------------------------------------------
Cato Corp., Cl. A                                73,000      1,424,960
----------------------------------------------------------------------
Charlotte Russe Holding, Inc.(1)                 32,000        857,600
----------------------------------------------------------------------
Chico's FAS, Inc.(1)                             29,500        877,625
----------------------------------------------------------------------
Children's Place Retail Stores, Inc.(1)           3,000         80,400
----------------------------------------------------------------------
Christopher & Banks Corp.(1)                     29,000        945,400
----------------------------------------------------------------------
Circuit City Stores, Inc.-CarMax Group(1)       102,000      1,627,920
----------------------------------------------------------------------
Copart, Inc.(1)                                  61,200      1,790,100
----------------------------------------------------------------------
Elizabeth Arden, Inc.(1)                         23,500        573,635
----------------------------------------------------------------------
Fossil, Inc.(1)                                  68,000      1,411,000
----------------------------------------------------------------------
Fred's, Inc.                                     46,125      1,187,719
----------------------------------------------------------------------
Genesco, Inc.(1)                                 32,000      1,075,200
----------------------------------------------------------------------
Guitar Center, Inc.(1)                           62,000      1,310,060
----------------------------------------------------------------------
Hibbett Sporting Goods, Inc.(1)                  50,000      1,853,000
----------------------------------------------------------------------
Hot Topic, Inc.(1)                               37,000      1,150,700
----------------------------------------------------------------------
J. Jill Group, Inc.(1)                           44,000        891,000

                    17 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS CONTINUED


                                                               MARKET VALUE
                                                       SHARES   SEE NOTE 1
============================================================================
RETAIL: SPECIALTY Continued
Lands' End, Inc.(1)                                    17,500 $      702,625
----------------------------------------------------------------------------
Michaels Stores, Inc.(1)                               23,300        955,300
----------------------------------------------------------------------------
Movado Group, Inc.                                     14,300        288,860
----------------------------------------------------------------------------
O'Reilly Automotive, Inc.(1)                           52,700      1,512,490
----------------------------------------------------------------------------
Payless ShoeSource, Inc.(1)                             6,000        388,200
----------------------------------------------------------------------------
Pier 1 Imports, Inc.                                  105,000      1,207,500
----------------------------------------------------------------------------
Reebok International Ltd.(1)                           64,000      2,044,800
----------------------------------------------------------------------------
Regis Corp. of Minnesota                               39,000        818,610
----------------------------------------------------------------------------
Ross Stores, Inc.                                      13,600        325,720
----------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A(1)                        78,700      2,300,401
----------------------------------------------------------------------------
Smart & Final, Inc.(1)                                 28,000        308,000
----------------------------------------------------------------------------
UniFirst Corp.                                         39,300        746,700
----------------------------------------------------------------------------
Wet Seal, Inc., Cl. A(1)                                8,000        276,880
----------------------------------------------------------------------------
Wolverine World Wide, Inc.                             32,000        571,840
                                                              --------------
                                                                  30,978,425

============================================================================
TEXTILE/APPAREL & HOME FURNISHINGS--2.3%
bebe stores, inc.(1)                                    7,000        204,120
----------------------------------------------------------------------------
Coach, Inc.(1)                                         12,600        479,430
----------------------------------------------------------------------------
Deb Shops, Inc.                                        48,000        900,960
----------------------------------------------------------------------------
Gildan Activewear, Inc., Cl. A(1)                      78,000      1,092,000
----------------------------------------------------------------------------
Hancock Fabrics, Inc.                                  39,600        354,420
----------------------------------------------------------------------------
Jones Apparel Group, Inc.(1)                           10,321        445,867
----------------------------------------------------------------------------
Kellwood Co.                                           48,300      1,115,730
----------------------------------------------------------------------------
Nautica Enterprises, Inc.(1)                           48,000        980,640
----------------------------------------------------------------------------
OshKosh B'Gosh, Inc., Cl. A                             8,600        285,950
----------------------------------------------------------------------------
Phillips-Van Heusen Corp.                              87,300      1,257,120
----------------------------------------------------------------------------
Polo Ralph Lauren Corp.(1)                             31,000        799,800
----------------------------------------------------------------------------
Quaker Fabric Corp.(1)                                133,200      1,365,300
----------------------------------------------------------------------------
Quicksilver, Inc.(1)                                   43,500      1,087,500
----------------------------------------------------------------------------
Tommy Hilfiger Corp.(1)                               150,100      2,101,400
----------------------------------------------------------------------------
Too, Inc.(1)                                           19,000        520,600
                                                              --------------
                                                                  12,990,837

============================================================================
CONSUMER STAPLES--7.6%
----------------------------------------------------------------------------
BEVERAGES--0.4%
Constellation Brands, Inc., Cl. A(1)                   25,000      1,025,000
----------------------------------------------------------------------------
Cott Corp.(1)                                          86,000        949,440
                                                              --------------
                                                                   1,974,440

                    18 OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                     MARKET VALUE
                                             SHARES   SEE NOTE 1
==================================================================
BROADCASTING--0.4%
Crown Media Holdings, Inc., Cl. A(1)         51,000 $      946,050
------------------------------------------------------------------
Saga Communications, Inc., Cl. A(1)           8,800        208,912
------------------------------------------------------------------
Salem Communications Corp., Cl. A(1)         48,900      1,069,932
                                                    --------------
                                                         2,224,894

==================================================================
EDUCATION--0.6%
Corinthian Colleges, Inc.(1)                 13,000        611,910
------------------------------------------------------------------
ITT Educational Services, Inc.(1)            32,500      1,462,500
------------------------------------------------------------------
New Horizons Worldwide, Inc.(1)              27,000        403,380
------------------------------------------------------------------
Strayer Education, Inc.                      18,000        877,500
------------------------------------------------------------------
                                                         3,355,290

==================================================================
ENTERTAINMENT--3.7%
AFC Enterprises, Inc.(1)                     32,000        612,800
------------------------------------------------------------------
Applebee's International, Inc.               43,500      1,392,000
------------------------------------------------------------------
Aztar Corp.(1)                               15,000        181,500
------------------------------------------------------------------
Bob Evans Farms, Inc.                        28,500        513,000
------------------------------------------------------------------
Brinker International, Inc.(1)               53,250      1,376,512
------------------------------------------------------------------
Buca, Inc.(1)                                48,000      1,044,000
------------------------------------------------------------------
CBRL Group, Inc.                             46,000        779,700
------------------------------------------------------------------
CEC Entertainment, Inc.(1)                   22,500      1,110,375
------------------------------------------------------------------
Cheesecake Factory, Inc. (The)(1)            14,250        403,275
------------------------------------------------------------------
IHOP Corp.(1)                                22,000        590,700
------------------------------------------------------------------
Landry's Restaurants, Inc.                   41,200        700,400
------------------------------------------------------------------
LodgeNet Entertainment Corp.(1)              16,400        287,000
------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.         110,600      1,436,694
------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)           40,500      1,534,950
------------------------------------------------------------------
Panera Bread Co., Cl. A                      47,000      1,483,790
------------------------------------------------------------------
Papa John's International, Inc.(1)           18,300        463,905
------------------------------------------------------------------
Rare Hospitality International, Inc.(1)      48,700      1,100,620
------------------------------------------------------------------
Ruby Tuesday, Inc.                           73,000      1,248,300
------------------------------------------------------------------
Ryan's Family Steak Houses, Inc.(1)          41,000        502,250
------------------------------------------------------------------
Sonic Corp.(1)                               44,000      1,396,120
------------------------------------------------------------------
THQ, Inc.(1)                                 42,000      2,504,460
                                                    --------------
                                                        20,662,351

==================================================================
FOOD--1.2%
American Italian Pasta Co.(1)                37,000      1,716,800
------------------------------------------------------------------
Dreyer's Grand Ice Cream, Inc.               12,500        348,750
------------------------------------------------------------------
Fresh Del Monte Produce, Inc.(1)             67,800        747,834
------------------------------------------------------------------
Green Mountain Coffee, Inc.(1)               12,800        382,464
------------------------------------------------------------------
J & J Snack Foods Corp.(1)                    4,800        106,320

                    19 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS CONTINUED



                                                    MARKET VALUE
                                            SHARES   SEE NOTE 1
================================================================
FOOD Continued
Lance, Inc.                                 91,500  $  1,235,250
----------------------------------------------------------------
Nash Finch Co.                              35,000       826,000
----------------------------------------------------------------
Nature's Sunshine Products, Inc.            21,000       248,430
----------------------------------------------------------------
O'Charley's, Inc.(1)                        34,000       658,920
----------------------------------------------------------------
Triarc Cos.(1)                              20,500       537,100
                                                    ------------
                                                       6,807,868

================================================================
FOOD & DRUG RETAILERS--0.4%
Duane Reade, Inc.(1)                        10,000       325,000
----------------------------------------------------------------
Fleming Cos., Inc.                          34,000     1,213,800
----------------------------------------------------------------
Pathmark Stores, Inc.(1)                    28,000       688,800
                                                    ------------
                                                       2,227,600

================================================================
HOUSEHOLD GOODS--0.7%
Church & Dwight Co., Inc.                   52,700     1,341,215
----------------------------------------------------------------
Dial Corp. (The)                            95,300     1,358,025
----------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A           76,500       650,250
----------------------------------------------------------------
Ruddick Corp.                               26,000       440,700
                                                    ------------
                                                       3,790,190

================================================================
TOBACCO--0.2%
DIMON, Inc.                                 81,000       810,000
----------------------------------------------------------------
Standard Commercial Corp.                   14,000       238,840
                                                    ------------
                                                       1,048,840

================================================================
ENERGY--9.1%
----------------------------------------------------------------
ENERGY SERVICES--3.1%
Aquila, Inc.(1)                             27,700       682,805
----------------------------------------------------------------
Arch Coal, Inc.                              7,700       199,199
----------------------------------------------------------------
Cal Dive International, Inc.(1)             45,400     1,116,840
----------------------------------------------------------------
Coflexip SA, Sponsored ADR                   8,000       603,793
----------------------------------------------------------------
Covanta Energy Corp.(1)                    102,000     1,882,920
----------------------------------------------------------------
Dril-Quip, Inc.(1)                          13,000       279,890
----------------------------------------------------------------
Ensign Resource Service Group, Inc.        198,300     1,966,536
----------------------------------------------------------------
Global Industries Ltd.(1)                   68,000       847,960
----------------------------------------------------------------
Grey Wolf, Inc.(1)                         405,000     1,620,000
----------------------------------------------------------------
Headwaters, Inc.(1)                         72,445     1,159,120
----------------------------------------------------------------
Helmerich & Payne, Inc.                     30,000       924,600
----------------------------------------------------------------
National-Oilwell, Inc.(1)                   23,000       616,400
----------------------------------------------------------------
Oceaneering International, Inc.(1)          51,000     1,058,250
----------------------------------------------------------------
Patterson-UTI Energy, Inc.(1)               67,000     1,197,290
----------------------------------------------------------------
Peabody Energy Corp.(1)                      5,000       163,750

                    20 OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                           MARKET VALUE
                                                  SHARES    SEE NOTE 1
=======================================================================
ENERGY SERVICES Continued
Piedmont Natural Gas Co., Inc.                     15,000 $     532,800
-----------------------------------------------------------------------
Powell Industries, Inc.(1)                          1,700        51,000
-----------------------------------------------------------------------
Superior Energy Services, Inc.(1)                 134,500     1,062,550
-----------------------------------------------------------------------
Tesco Corp.(1)                                    138,800     1,563,969
                                                          -------------
                                                             17,529,672

=======================================================================
OIL: DOMESTIC--3.0%
Brown (Tom), Inc.(1)                               18,500       444,000
-----------------------------------------------------------------------
Callon Petroleum Co.(1)                            88,000     1,042,800
-----------------------------------------------------------------------
Carbo Ceramics, Inc.                               27,900     1,033,695
-----------------------------------------------------------------------
Chieftain International, Inc.(1)                    4,300       124,104
-----------------------------------------------------------------------
Chieftain International, Inc.(1)                   13,000       373,620
-----------------------------------------------------------------------
Denbury Resources, Inc.(1)                         16,000       150,400
-----------------------------------------------------------------------
FMC Technologies, Inc.(1)                          20,700       427,455
-----------------------------------------------------------------------
Frontier Oil Corp.                                131,000     1,735,750
-----------------------------------------------------------------------
Holly Corp.                                        22,000       808,500
-----------------------------------------------------------------------
HS Resources, Inc.(1)                              23,300     1,509,840
-----------------------------------------------------------------------
Ocean Energy, Inc.                                 33,000       575,850
-----------------------------------------------------------------------
Patina Oil & Gas Corp.                             19,600       519,400
-----------------------------------------------------------------------
Pennzoil-Quaker State Co.                          48,600       544,320
-----------------------------------------------------------------------
Prize Energy Corp., New (formerly known
as Vista Energy Resources, Inc.)(1)                42,300       816,390
-----------------------------------------------------------------------
Quicksilver Resources, Inc.(1)                     40,700       732,600
-----------------------------------------------------------------------
Spinnaker Exploration Co.(1)                       21,400       853,004
-----------------------------------------------------------------------
Sunoco, Inc.                                       39,000     1,428,570
-----------------------------------------------------------------------
Swift Energy Co.(1)                                17,000       512,210
-----------------------------------------------------------------------
Tesoro Petroleum Corp.(1)                          44,000       554,400
-----------------------------------------------------------------------
Ultramar Diamond Shamrock Corp.                    34,000     1,606,500
-----------------------------------------------------------------------
Westport Resources Corp.(1)                        39,800       835,800
                                                          -------------
                                                             16,629,208

=======================================================================
OIL: INTERNATIONAL--3.0%
Anderson Exploration Ltd.(1)                       38,727       782,145
-----------------------------------------------------------------------
Canadian 88 Energy Corp.(1)                         7,000        10,570
-----------------------------------------------------------------------
Canadian 88 Energy Corp.(1)                       381,000       564,872
-----------------------------------------------------------------------
Canadian Hunter Exploration Ltd.(1)                70,400     1,716,394
-----------------------------------------------------------------------
Canadian Natural Resources Ltd.                     1,402        41,569
-----------------------------------------------------------------------
Canadian Natural Resources Ltd.                     2,322        68,623
-----------------------------------------------------------------------
Canadian Superior Energy, Inc.
(formerly known as Prize Energy Corp.)(1)         622,124       614,909
-----------------------------------------------------------------------
Compton Petroleum Corp.(1)                        550,000     1,587,375
-----------------------------------------------------------------------
Lufkin Industries, Inc.                            10,600       292,560

                    21 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS CONTINUED


                                                         MARKET VALUE
                                                 SHARES   SEE NOTE 1
=====================================================================
OIL: INTERNATIONAL Continued
Paramount Resources Ltd.(1)                     135,600 $   1,331,339
---------------------------------------------------------------------
Penn West Petroleum Ltd.(1)                      22,300       573,076
---------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                     59,400     1,027,445
---------------------------------------------------------------------
Torch Offshore, Inc.(1)                          52,500       522,375
---------------------------------------------------------------------
Trican Well Service Ltd.(1)                     103,700     1,281,217
---------------------------------------------------------------------
Varco International, Inc.(1)                     75,000     1,395,750
---------------------------------------------------------------------
Velvet Exploration Ltd.(1)                      453,500     2,399,582
---------------------------------------------------------------------
Ventus Energy Ltd.                              205,000     1,175,211
---------------------------------------------------------------------
Vermilion Resources Ltd.(1)                     239,800     1,700,216
                                                        -------------
                                                           17,085,228

=====================================================================
FINANCIAL--17.2%
---------------------------------------------------------------------
BANKS--9.2%
1st Source Corp.                                 32,050       897,400
---------------------------------------------------------------------
American Financial Holdings, Inc.                48,000     1,132,800
---------------------------------------------------------------------
American Home Mortgage Holdings, Inc.            58,700       698,823
---------------------------------------------------------------------
Andover Bancorp, Inc.                             6,000       301,500
---------------------------------------------------------------------
Area Bancshares Corp.                            14,000       231,000
---------------------------------------------------------------------
Arrow Financial Corp.                             1,500        37,875
---------------------------------------------------------------------
Associated Banc-Corp                             18,400       662,216
---------------------------------------------------------------------
BancFirst Corp.                                   6,000       241,500
---------------------------------------------------------------------
BancorpSouth, Inc.                               32,000       544,000
---------------------------------------------------------------------
Banner Corp.                                     35,000       770,000
---------------------------------------------------------------------
BOK Financial Corp.                              27,225       732,352
---------------------------------------------------------------------
Boston Private Financial Holdings, Inc.          18,500       414,400
---------------------------------------------------------------------
Brookline Bancorp, Inc.                          42,000       589,680
---------------------------------------------------------------------
Capitol Federal Financial                        69,800     1,349,234
---------------------------------------------------------------------
City National Corp.                              19,000       841,510
---------------------------------------------------------------------
Coastal Bancorp, Inc.                            26,000       830,960
---------------------------------------------------------------------
Commerce Bancshares, Inc.                        35,950     1,326,555
---------------------------------------------------------------------
Commercial Federal Corp.                         14,000       323,400
---------------------------------------------------------------------
Community First Bankshares, Inc.                 35,000       805,000
---------------------------------------------------------------------
Connecticut Bancshares, Inc.                     10,700       280,126
---------------------------------------------------------------------
Corus Bankshares, Inc.                            6,000       361,500
---------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                       25,200       853,020
---------------------------------------------------------------------
Dime Community Bancshares                        45,000     1,526,400
---------------------------------------------------------------------
Downey Financial Corp.                            6,800       321,368
---------------------------------------------------------------------
F.N.B. Corp.                                     43,050     1,269,975
---------------------------------------------------------------------
First BanCorp                                    41,000     1,106,590
---------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A           11,100     1,204,350
---------------------------------------------------------------------
First Commonwealth Financial Corp.               32,000       480,000

                    22 OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                    MARKET VALUE
                                            SHARES   SEE NOTE 1

================================================================
BANKS Continued
First Federal Capital Corp.                  1,100  $     17,820
----------------------------------------------------------------
First Financial Bankshares, Inc.             6,500       201,500
----------------------------------------------------------------
First Indiana Corp.                         21,000       546,630
----------------------------------------------------------------
First Midwest Bancorp, Inc.                  6,000       177,900
----------------------------------------------------------------
First Republic Bank(1)                      43,000     1,053,500
----------------------------------------------------------------
First Sentinel Bancorp, Inc.                69,000       936,330
----------------------------------------------------------------
First Virginia Banks, Inc.                   6,500       306,280
----------------------------------------------------------------
Frontier Financial Corp.                    11,000       308,000
----------------------------------------------------------------
Glacier Bancorp, Inc.                       36,000       684,000
----------------------------------------------------------------
Hancock Holding Co.                          6,000       257,700
----------------------------------------------------------------
Harbor Florida Bancshares, Inc.             55,800     1,068,570
----------------------------------------------------------------
Hibernia Corp., Cl. A                       83,200     1,480,960
----------------------------------------------------------------
Independence Community Bank Corp.           62,800     1,239,672
----------------------------------------------------------------
Independent Bank Corp.-Massachusetts        49,800       983,052
----------------------------------------------------------------
Independent Bank Corp.-Michigan             45,500     1,117,025
----------------------------------------------------------------
Integra Bank Corp.                          11,000       272,470
----------------------------------------------------------------
International Bancshares Corp.               7,500       315,000
----------------------------------------------------------------
Irwin Financial Corp.                       41,500     1,043,725
----------------------------------------------------------------
MAF Bancorp, Inc.                           60,600     1,860,420
----------------------------------------------------------------
Main Street Banks, Inc.                     13,500       238,680
----------------------------------------------------------------
Mississippi Valley Bancshares, Inc.         29,000     1,157,100
----------------------------------------------------------------
NBT Bancorp, Inc.                           65,000     1,254,500
----------------------------------------------------------------
Pacific Northwest Bancorp                   47,000     1,174,530
----------------------------------------------------------------
PFF Bancorp, Inc.                           20,000       500,000
----------------------------------------------------------------
Prosperity Bancshares, Inc.                 38,000       909,340
----------------------------------------------------------------
Provident Bankshares Corp.                  59,850     1,492,659
----------------------------------------------------------------
R & G Financial Corp., Cl. B                34,000       545,700
----------------------------------------------------------------
Republic Bancorp, Inc.                      60,000       834,000
----------------------------------------------------------------
Riggs National Corp.                        16,000       271,840
----------------------------------------------------------------
Roslyn Bancorp, Inc.                        32,000       841,600
----------------------------------------------------------------
S&T Bancorp, Inc.                           50,000     1,350,000
----------------------------------------------------------------
Sandy Spring Bancorp, Inc.                  10,000       322,000
----------------------------------------------------------------
Seacoast Financial Services Corp.           76,400     1,241,500
----------------------------------------------------------------
Second Bancorp, Inc.                        13,500       309,150
----------------------------------------------------------------
Sky Financial Group, Inc.                   13,000       246,090
----------------------------------------------------------------
South Financial Group, Inc. (The)           40,800       770,304
----------------------------------------------------------------
St. Francis Capital Corp.                    4,500        98,325
----------------------------------------------------------------
Staten Island Bancorp, Inc.                 38,000     1,058,300
----------------------------------------------------------------
Sterling Bancorp                            13,100       400,860
----------------------------------------------------------------
Sterling Bancshares, Inc.                   62,100     1,191,078
----------------------------------------------------------------
UCBH Holdings, Inc.                         18,000       546,300

                    23 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS CONTINUED


                                                               MARKET VALUE
                                                       SHARES   SEE NOTE 1
===========================================================================
BANKS Continued
Umpqua Holdings Corp.                                   4,200 $      53,802
---------------------------------------------------------------------------
United Bankshares, Inc.                                42,000     1,125,600
---------------------------------------------------------------------------
United National Bancorp                                 6,000       136,080
                                                              -------------
                                                                 52,073,426

===========================================================================
DIVERSIFIED FINANCIAL--2.7%
Actrade Financial Technologies Ltd.(1)                 52,100     1,231,644
---------------------------------------------------------------------------
Allied Capital Corp.                                   20,000       463,000
---------------------------------------------------------------------------
American Capital Strategies Ltd.                       43,400     1,217,804
---------------------------------------------------------------------------
AmeriCredit Corp.(1)                                    7,200       374,040
---------------------------------------------------------------------------
Centennial Bancorp                                     39,700       327,525
---------------------------------------------------------------------------
Clark/Bardes, Inc.(1)                                     600        13,380
---------------------------------------------------------------------------
Doral Financial Corp.                                  47,000     1,612,100
---------------------------------------------------------------------------
Eaton Vance Corp.                                       9,600       334,080
---------------------------------------------------------------------------
eFunds Corp.(1)                                        62,987     1,171,558
---------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg.(1)       34,900     1,116,102
---------------------------------------------------------------------------
Financial Federal Corp.(1)                             53,500     1,548,825
---------------------------------------------------------------------------
First American Corp. (The)                             25,800       488,652
---------------------------------------------------------------------------
IBERIABANK Corp.                                       23,550       695,903
---------------------------------------------------------------------------
Jefferies Group, Inc.                                  30,000       972,000
---------------------------------------------------------------------------
John Nuveen Co. (The), Cl. A                            4,100       232,265
---------------------------------------------------------------------------
Jones Lang LaSalle, Inc.(1)                            32,000       422,400
---------------------------------------------------------------------------
PMI Group, Inc. (The)                                   9,500       690,270
---------------------------------------------------------------------------
Raymond James Financial, Inc.                          10,000       306,000
---------------------------------------------------------------------------
Resource America, Inc., Cl. A                          26,900       352,390
---------------------------------------------------------------------------
Resource Bancshares Mortgage Group, Inc.               17,000       124,100
---------------------------------------------------------------------------
Student Loan Corp.                                      5,000       348,750
---------------------------------------------------------------------------
WFS Financial, Inc.(1)                                 34,222     1,052,327
                                                              -------------
                                                                 15,095,115

===========================================================================
INSURANCE--2.9%
Alfa Corp.                                              6,000       148,200
---------------------------------------------------------------------------
AmerUs Group Co.                                       44,000     1,560,680
---------------------------------------------------------------------------
Annuity & Life RE Holdings Ltd.                        17,500       625,625
---------------------------------------------------------------------------
Commerce Group, Inc. (The)                             41,000     1,508,390
---------------------------------------------------------------------------
Everest Re Group Ltd.                                  10,000       748,000
---------------------------------------------------------------------------
Fidelity National Financial, Inc.                      22,000       540,540
---------------------------------------------------------------------------
Gallagher (Arthur J.) & Co.                            39,400     1,024,400
---------------------------------------------------------------------------
Harleysville Group, Inc.                               23,500       699,125

                    24 OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                       MARKET VALUE
                                               SHARES   SEE NOTE 1
====================================================================
INSURANCE Continued
HCC Insurance Holdings, Inc.                   22,400   $    548,800
--------------------------------------------------------------------
HealthExtras, Inc.(1)                          21,300        201,924
--------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                     22,700        993,125
--------------------------------------------------------------------
Kansas City Life Insurance Co.                  6,000        240,000
--------------------------------------------------------------------
LandAmerica Financial Group, Inc.              16,500        525,525
--------------------------------------------------------------------
Leucadia National Corp.                         8,200        266,090
--------------------------------------------------------------------
Old Republic International Corp.               20,000        580,000
--------------------------------------------------------------------
Phoenix Cos., Inc. (The)(1)                    11,800        219,480
--------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                    16,000      1,185,600
--------------------------------------------------------------------
StanCorp Financial Group, Inc.                 25,000      1,184,750
--------------------------------------------------------------------
Trenwick Group Ltd.                            49,100      1,125,372
--------------------------------------------------------------------
Triad Guaranty, Inc.(1)                        25,900      1,036,000
--------------------------------------------------------------------
Vesta Insurance Group, Inc.                    44,600        488,370
--------------------------------------------------------------------
Willis Group Holdings Ltd.(1)                  42,700        757,925
                                                      --------------
                                                          16,207,921

====================================================================
REAL ESTATE INVESTMENT TRUSTS--0.2%
Indymac Mortgage Holdings, Inc.                34,000        911,200
--------------------------------------------------------------------
SAVINGS & LOANS--2.2%
BankAtlantic Bancorp, Inc.                     78,000        677,820
--------------------------------------------------------------------
BankUnited Financial Corp., Cl. A(1)           36,400        511,420
--------------------------------------------------------------------
CFS Bancorp, Inc.                              31,000        428,730
--------------------------------------------------------------------
Commonwealth Bancorp, Inc.                     21,300        380,631
--------------------------------------------------------------------
Fidelity Bankshares, Inc.                      35,165        506,024
--------------------------------------------------------------------
First Essex Bancorp, Inc.                      17,150        423,948
--------------------------------------------------------------------
First Financial Holdings, Inc.                 42,000        966,000
--------------------------------------------------------------------
First Niagara Financial Group, Inc.            11,000        170,830
--------------------------------------------------------------------
FirstFed Financial Corp.(1)                    38,000      1,132,400
--------------------------------------------------------------------
Flagstar Bancorp, Inc.                         41,000        856,900
--------------------------------------------------------------------
Flushing Financial Corp.                       19,840        474,374
--------------------------------------------------------------------
Hudson River Bancorp, Inc.                     40,500        733,050
--------------------------------------------------------------------
Local Financial Corp.(1)                       44,600        575,340
--------------------------------------------------------------------
OceanFirst Financial Corp.                      6,000        155,640
--------------------------------------------------------------------
Sovereign Bancorp, Inc.                       150,000      1,950,000
--------------------------------------------------------------------
Washington Federal, Inc.                       46,800      1,147,536
--------------------------------------------------------------------
Webster Financial Corp.                        39,000      1,278,420
                                                      --------------
                                                          12,369,063

                    25 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS CONTINUED


                                                             MARKET VALUE
                                                     SHARES   SEE NOTE 1
===========================================================================
HEALTHCARE--14.1%
--------------------------------------------------------------------------
HEALTHCARE/DRUGS--4.8%
Adolor Corp.(1)                                      41,500 $      896,400
--------------------------------------------------------------------------
Advanced Neuromodulation Systems, Inc.(1)             2,300         59,800
--------------------------------------------------------------------------
AmSurg Corp., Cl. A(1)                               28,450        840,698
--------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.(1)                       32,100        978,729
--------------------------------------------------------------------------
ArQule, Inc.(1)                                      18,400        398,544
--------------------------------------------------------------------------
Charles River Laboratories International, Inc.(1)    24,000        834,000
--------------------------------------------------------------------------
CIMA Labs, Inc.(1)                                   14,000      1,099,000
--------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(1)                      10,000        380,000
--------------------------------------------------------------------------
CV Therapeutics, Inc.                                10,300        587,100
--------------------------------------------------------------------------
Delta & Pine Land Co.                                 9,000        176,850
--------------------------------------------------------------------------
Diagnostic Products Corp.                            31,600      1,049,120
--------------------------------------------------------------------------
Edwards Lifesciences Corp.(1)                        53,000      1,397,080
--------------------------------------------------------------------------
Hemosol, Inc.(1)                                     34,000        309,400
--------------------------------------------------------------------------
Idexx Laboratories, Inc.(1)                          28,100        878,125
--------------------------------------------------------------------------
Impax Laboratories, Inc.(1)                          22,000        268,400
--------------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(1)                          3,500        138,250
--------------------------------------------------------------------------
LifePoint Hospitals, Inc.(1)                          2,700        119,556
--------------------------------------------------------------------------
Matrix Pharmaceutical, Inc.(1)                       24,000        250,320
--------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(1)                          6,800        357,612
--------------------------------------------------------------------------
Owens & Minor, Inc.                                  29,200        554,800
--------------------------------------------------------------------------
Perrigo Co.(1)                                      130,000      2,169,700
--------------------------------------------------------------------------
Pharmaceutical Resources, Inc.(1)                     6,000        184,140
--------------------------------------------------------------------------
PharmaNetics, Inc.(1)                                24,000        252,240
--------------------------------------------------------------------------
Respironics, Inc.(1)                                 45,000      1,339,200
--------------------------------------------------------------------------
SangStat Medical Corp.(1)                            38,800        635,544
--------------------------------------------------------------------------
Scios-Nova, Inc.(1)                                  45,000      1,125,450
--------------------------------------------------------------------------
Serologicals Corp.(1)                                56,000      1,195,040
--------------------------------------------------------------------------
Sicor, Inc.(1)                                       48,000      1,108,800
--------------------------------------------------------------------------
Syncor International Corp.(1)                        23,600        731,600
--------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.(1)               16,100      1,409,716
--------------------------------------------------------------------------
Telik, Inc.(1)                                       54,100        532,885
--------------------------------------------------------------------------
Trimeris, Inc.(1)                                     5,000        250,350
--------------------------------------------------------------------------
U.S. Physical Therapy, Inc.(1)                       67,500      1,077,975
--------------------------------------------------------------------------
V.I. Technologies, Inc.(1)                           17,400        223,590
--------------------------------------------------------------------------
Ventiv Health, Inc.(1)                               61,000      1,259,040
--------------------------------------------------------------------------
ViroPharma, Inc.(1)                                  12,000        408,000
--------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                   31,900        861,300
--------------------------------------------------------------------------
XOMA Ltd.(1)                                         47,000        801,820
                                                            --------------
                                                                27,140,174

                    26 OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                           MARKET VALUE
                                                   SHARES   SEE NOTE 1
=======================================================================
HEALTHCARE/SUPPLIES & SERVICES--9.3%
Accredo Health, Inc.(1)                            30,500  $  1,134,295
-----------------------------------------------------------------------
AdvancePCS(1)                                      27,000     1,729,350
-----------------------------------------------------------------------
Aksys Ltd.(1)                                      96,000       997,440
-----------------------------------------------------------------------
Alberto-Culver Co., Cl. A                          22,500       796,500
-----------------------------------------------------------------------
American Healthways, Inc.(1)                          800        30,816
-----------------------------------------------------------------------
Apria Healthcare Group, Inc.(1)                    29,000       836,650
-----------------------------------------------------------------------
ATS Medical, Inc.(1)                               17,000       256,020
-----------------------------------------------------------------------
Beverly Enterprises, Inc.(1)                      157,500     1,685,250
-----------------------------------------------------------------------
Brown & Brown, Inc.                                19,000       797,810
-----------------------------------------------------------------------
Cantel Medical Corp.(1)                            37,200       999,192
-----------------------------------------------------------------------
Caremark RX, Inc.(1)                               76,000     1,250,200
-----------------------------------------------------------------------
CONMED Corp.(1)                                    34,200       890,910
-----------------------------------------------------------------------
Cooper Cos., Inc. (The)                            37,000     1,901,800
-----------------------------------------------------------------------
CorVel Corp.(1)                                    36,500     1,359,625
-----------------------------------------------------------------------
Covance, Inc.(1)                                  102,000     2,310,300
-----------------------------------------------------------------------
Cytyc Corp.(1)                                     14,000       322,700
-----------------------------------------------------------------------
Datascope Corp.                                    27,400     1,262,866
-----------------------------------------------------------------------
DaVita, Inc.(1)                                    73,300     1,490,189
-----------------------------------------------------------------------
DIANON Systems, Inc.(1)                            11,500       523,250
-----------------------------------------------------------------------
Dynacare, Inc.(1)                                  56,900       563,310
-----------------------------------------------------------------------
Dynacq International, Inc.(1)                      41,800       803,814
-----------------------------------------------------------------------
ESC Medical Systems Ltd.(1)                        24,000       692,400
-----------------------------------------------------------------------
First Health Group Corp.(1)                        29,600       713,952
-----------------------------------------------------------------------
Gentiva Health Services, Inc.(1)                  110,000     1,980,000
-----------------------------------------------------------------------
Haemonetics Corp.(1)                               38,500     1,174,250
-----------------------------------------------------------------------
ICU Medical, Inc.(1)                               30,980     1,278,854
-----------------------------------------------------------------------
Invacare Corp.                                     42,000     1,622,460
-----------------------------------------------------------------------
Inverness Medical Technology, Inc.(1)               3,600       133,200
-----------------------------------------------------------------------
Ladish Co., Inc.(1)                                31,600       422,492
-----------------------------------------------------------------------
Landauer, Inc.                                     10,300       309,000
-----------------------------------------------------------------------
Longs Drug Stores, Inc.                            21,000       452,550
-----------------------------------------------------------------------
Manor Care, Inc.(1)                                52,000     1,651,000
-----------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.(1)             70,000     1,255,100
-----------------------------------------------------------------------
Ocular Sciences, Inc.(1)                           35,200       894,080
-----------------------------------------------------------------------
Option Care, Inc.(1)                               45,000       684,000
-----------------------------------------------------------------------
Oxford Health Plans, Inc.(1)                       29,000       829,400
-----------------------------------------------------------------------
Pediatrix Medical Group, Inc.(1)                   27,700       919,640
-----------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(1)        40,800     1,244,808
-----------------------------------------------------------------------
ResMed, Inc.(1)                                    35,000     1,769,250

                    27 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS CONTINUED


                                                           MARKET VALUE
                                                   SHARES   SEE NOTE 1
========================================================================
HEALTHCARE/SUPPLIES & SERVICES Continued
Schein (Henry), Inc.(1)                            42,000 $    1,682,520
------------------------------------------------------------------------
Sola International, Inc.(1)                        81,500      1,149,965
------------------------------------------------------------------------
SRI/Surgical Express, Inc.(1)                      25,000        760,250
------------------------------------------------------------------------
Steris Corp.(1)                                    57,000      1,142,850
------------------------------------------------------------------------
SurModics, Inc.(1)                                 24,200      1,422,960
------------------------------------------------------------------------
Sybron Dental Specialities, Inc.(1)                59,300      1,215,057
------------------------------------------------------------------------
Theragenics Corp.(1)                               57,500        642,275
------------------------------------------------------------------------
Triad Hospitals, Inc.(1)                           17,000        500,990
------------------------------------------------------------------------
Unilab Corp.(1)                                    13,400        337,680
------------------------------------------------------------------------
United Surgical Partners International, Inc.(1)    23,700        568,800
------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B(1)          17,500        796,250
------------------------------------------------------------------------
Urocor, Inc.(1)                                    11,200        175,280
------------------------------------------------------------------------
Urologix, Inc.(1)                                  29,600        541,976
------------------------------------------------------------------------
Vital Signs, Inc.                                  45,500      1,503,775
                                                          --------------
                                                              52,409,351

========================================================================
TECHNOLOGY--7.6%
------------------------------------------------------------------------
COMPUTER HARDWARE--0.9%
3D Systems Corp.(1)                                77,700      1,320,900
------------------------------------------------------------------------
Daktronics, Inc.(1)                                40,800        627,912
------------------------------------------------------------------------
Intergraph Corp.(1)                               105,000      1,617,000
------------------------------------------------------------------------
Mentor Graphics Corp.(1)                           26,700        467,250
------------------------------------------------------------------------
Mercury Computer Systems, Inc.(1)                  12,000        529,200
------------------------------------------------------------------------
MTS Systems Corp.                                  10,300        142,037
------------------------------------------------------------------------
Pixelworks, Inc.(1)                                12,600        450,324
------------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(1)             3,800        110,200
                                                          --------------
                                                               5,264,823

========================================================================
COMPUTER SERVICES--2.0%
American Management Systems, Inc.(1)               23,000        542,800
------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A(1)                           22,000        660,000
------------------------------------------------------------------------
CACI International, Inc., Cl. A(1)                 43,000      2,021,000
------------------------------------------------------------------------
F.Y.I., Inc.(1)                                    23,300        955,300
------------------------------------------------------------------------
FactSet Research Systems, Inc.                     21,400        763,980
------------------------------------------------------------------------
Global Payments, Inc.                              65,000      1,956,500
------------------------------------------------------------------------
Integral Systems, Inc.(1,2)                        25,000        573,088
------------------------------------------------------------------------
MedQuist, Inc.(1)                                  54,000      1,602,720
------------------------------------------------------------------------
SkillSoft Corp.(1)                                 13,600        465,800
------------------------------------------------------------------------
Travelocity.com, Inc.(1)                           15,600        478,920
------------------------------------------------------------------------
Websense, Inc.(1)                                  55,600      1,112,000
                                                          --------------
                                                              11,132,108

                    28 OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                     MARKET VALUE
                                             SHARES   SEE NOTE 1
==================================================================
COMPUTER SOFTWARE--3.0%
Ansoft Corp.(1)                              67,900 $    1,154,300
------------------------------------------------------------------
ANSYS, Inc.(1)                               34,100        638,352
------------------------------------------------------------------
Axcelis Technologies, Inc.(1)               100,000      1,480,000
------------------------------------------------------------------
Catapult Communications Corp.(1)             58,700      1,320,750
------------------------------------------------------------------
Century Business Services, Inc.(1)          125,300        676,620
------------------------------------------------------------------
EPIQ Systems, Inc.(1)                        40,900      1,050,721
------------------------------------------------------------------
Fair, Isaac & Co., Inc.                      24,800      1,533,136
------------------------------------------------------------------
IDX Systems Corp.(1)                         28,000        336,280
------------------------------------------------------------------
Innodata Corp.(1)                            64,200        197,736
------------------------------------------------------------------
Manhattan Associates, Inc.(1)                 4,500        178,875
------------------------------------------------------------------
MSC.Software Corp.(1)                         7,700        144,375
------------------------------------------------------------------
Numerical Technologies, Inc.(1)              25,000        525,000
------------------------------------------------------------------
Open Text Corp.(1)                           60,000      1,408,200
------------------------------------------------------------------
PEC Solutions, Inc.(1)                       43,700        965,770
------------------------------------------------------------------
PLATO Learning, Inc.(1)                      30,200        934,690
------------------------------------------------------------------
ProQuest Co.(1)                               9,700        300,700
------------------------------------------------------------------
Renaissance Learning, Inc.(1)                12,000        607,080
------------------------------------------------------------------
SeeBeyond Technology Corp.(1)                24,100        289,200
------------------------------------------------------------------
Structural Dynamics Research Corp.(1)        36,000        882,000
------------------------------------------------------------------
Sunquest Information Systems, Inc.(1)        16,400        390,156
------------------------------------------------------------------
TALX Corp.                                   48,500      1,937,575
                                                    --------------
                                                        16,951,516

==================================================================
COMMUNICATIONS EQUIPMENT--0.4%
Anixter International, Inc.(1)               14,000        429,800
------------------------------------------------------------------
Black Box Corp.(1)                            4,000        269,440
------------------------------------------------------------------
ESCO Technologies, Inc.(1)                   45,800      1,380,870
------------------------------------------------------------------
Opticnet, Inc.(1,2)                          13,300             --
                                                    --------------
                                                         2,080,110

==================================================================
ELECTRONICS--1.3%
Analogic Corp.                                4,100        186,755
------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A(1)          6,000        298,800
------------------------------------------------------------------
Checkpoint Systems, Inc.(1)                  33,900        603,420
------------------------------------------------------------------
EDO Corp.                                    30,400        484,880
------------------------------------------------------------------
Electro Scientific Industries, Inc.(1)       30,300      1,154,430
------------------------------------------------------------------
Engineered Support Systems, Inc.             16,000        627,040
------------------------------------------------------------------
InterCept Group, Inc. (The)(1)               42,000      1,596,000
------------------------------------------------------------------
Itron, Inc.(1)                               40,200        762,594
------------------------------------------------------------------
Monolithic System Technology, Inc.(1)        86,100        951,405
------------------------------------------------------------------
Universal Electronics, Inc.(1)               40,100        721,800
                                                    --------------
                                                         7,387,124

                    29 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS CONTINUED


                                                           MARKET VALUE
                                                  SHARES    SEE NOTE 1
========================================================================
TRANSPORTATION--2.1%
AIR TRANSPORTATION--0.2%
Atlantic Coast Airlines Holdings, Inc.(1)         30,400 $       911,696
------------------------------------------------------------------------
RAILROADS & TRUCKERS--1.3%
Arnold Industries, Inc.                           86,200       1,668,832
------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A(1)                 41,550         810,225
------------------------------------------------------------------------
Heartland Express, Inc.(1)                        45,000       1,026,000
------------------------------------------------------------------------
Quixote Corp.                                     47,000       1,342,790
------------------------------------------------------------------------
RailAmerica, Inc.(1)                              91,500       1,044,930
------------------------------------------------------------------------
Werner Enterprises, Inc.                          17,000         412,250
------------------------------------------------------------------------
XTRA Corp.(1)                                      6,000         297,600
------------------------------------------------------------------------
Yellow Corp.(1)                                   31,000         588,380
                                                         ---------------
                                                               7,191,007
========================================================================
SHIPPING--0.6%
OMI Corp.(1)                                     130,000         729,300
------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                  47,000       1,435,380
------------------------------------------------------------------------
Roadway Corp.                                     11,900         282,863
------------------------------------------------------------------------
Stelmar Shipping Ltd.(1)                          69,000       1,200,600
========================================================================
                                                               3,648,143
                                                         ---------------
UTILITIES--1.8%
------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
AGL Resources, Inc.                                2,300          54,625
------------------------------------------------------------------------
BLack Hills Corp.                                 10,700         430,461
------------------------------------------------------------------------
Conectiv, Inc.                                    29,700         641,520
------------------------------------------------------------------------
Energen Corp.                                     17,000         469,200
------------------------------------------------------------------------
NorthWestern Corp.                                26,000         582,400
------------------------------------------------------------------------
South Jersey Industries, Inc.                      9,000         280,350
------------------------------------------------------------------------
UniSource Energy Corp.                            27,800         638,566
                                                               3,097,122
                                                         ---------------

========================================================================
GAS UTILITIES--1.3%
Cascade Natural Gas Corp.                         12,000         255,600
------------------------------------------------------------------------
Equitable Resources, Inc.                         38,200       1,272,442
------------------------------------------------------------------------
NICOR, Inc.                                       12,000         467,760
------------------------------------------------------------------------
Questar Corp.                                     32,000         792,320
------------------------------------------------------------------------
Southwestern Energy Co.(1)                       108,000       1,323,000
------------------------------------------------------------------------
UGI Corp.                                          6,000         162,000
------------------------------------------------------------------------
Western Gas Resources, Inc.                       85,400       2,784,040
                                                         ---------------
                                                               7,057,162
                                                         ---------------
Total Common Stocks (Cost $459,573,040)                      541,848,211

                    30 OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                             PRINCIPAL      MARKET VALUE
                                                              AMOUNT         SEE NOTE 1
==========================================================================================
REPURCHASE AGREEMENTS--3.4%
Repurchase agreement with PaineWebber, Inc.,
4.01%, dated 6/29/01, to be repurchased at
$18,818,286 on 7/2/01, collateralized by
Federal National Mortgage Assn., 5.50%-8%,
12/1/13-6/1/31, with a value of $19,231,379
(Cost $18,812,000)                                       $   18,812,000   $    18,812,000
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $478,385,040)                    99.6%      560,660,211
-----------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                     0.4         2,409,562
-----------------------------------------------------------------------------------------
NET ASSETS                                                        100.0%  $   563,069,773
-----------------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.      Non-income-producing security.

2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2001. There were no affiliate securities held by the Fund as of June 30, 2001. Transactions during the period in which the the issuer was an affiliate are as follows:


                                         SHARES                                              SHARES
                                        JUNE 30,          GROSS            GROSS             JUNE 30,
                                          2000          ADDITIONS       REDUCTIONS             2001
------------------------------------------------------------------------------------------------------
Canadian Superior Energy, Inc.
(formerly known as Prize Energy
Corp.)                                 1,985,249             --          1,363,125            622,124

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    31 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2001

==============================================================================================
ASSETS

Investments, at value (cost $478,385,040)--see accompanying statement         $    560,660,211
----------------------------------------------------------------------------------------------
Cash                                                                                    43,242
----------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                      103
----------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                     8,176,858
Shares of beneficial interest sold                                                   5,656,740
Interest and dividends                                                                 226,111
Other                                                                                   41,443
                                                                              ----------------
Total assets                                                                       574,804,708
==============================================================================================
LIABILITIES
Payables and other liabilities:
Investments purchased                                                               10,931,211
Distribution and service plan fees                                                     302,698
Shares of beneficial interest redeemed                                                 293,266
Shareholder reports                                                                     83,067
Transfer and shareholder servicing agent fees                                           42,015
Other                                                                                   82,678
                                                                              ----------------
Total liabilities                                                                   11,734,935
==============================================================================================
NET ASSETS                                                                    $    563,069,773
                                                                              ================
==============================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                               $    485,894,052
----------------------------------------------------------------------------------------------
Accumulated net investment loss                                                       (129,090)
----------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                               (4,969,837)
----------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign
currencies                                                                          82,274,648
                                                                              ----------------
NET ASSETS                                                                    $    563,069,773
                                                                              ================

                    32 OPPENHEIMER MAIN STREET SMALL CAP FUND

===================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of $294,780,393 and 19,623,533 shares of beneficial interest
outstanding)                                                              $  15.02
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                               $  15.94
----------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $177,478,885 and 11,988,564 shares of beneficial interest
outstanding)                                                              $  14.80
----------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $89,814,130 and 6,065,319 shares of beneficial interest
outstanding)                                                              $  14.81
----------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $994,854 and 66,322 shares of beneficial interest
outstanding)                                                              $  15.00
----------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $1,511 and 100 shares of beneficial
interest outstanding)                                                     $  15.11

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    33 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2001

=========================================================================================
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $9,114)                     $    1,974,114
-----------------------------------------------------------------------------------------
Interest                                                                          734,231
                                                                           --------------
Total income                                                                    2,708,345
============                                                               ==============
EXPENSES
Management fees                                                                 2,888,009
-----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                           480,204
Class B                                                                         1,279,835
Class C                                                                           605,674
Class N                                                                               730
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                           426,672
Class B                                                                           264,912
Class C                                                                           126,441
Class N                                                                               379
Class Y                                                                                 1
-----------------------------------------------------------------------------------------
Shareholder reports                                                               347,485
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                        13,069
-----------------------------------------------------------------------------------------
Trustees' compensation                                                              4,803
-----------------------------------------------------------------------------------------
Other                                                                              87,612
                                                                           --------------
Total expenses                                                                  6,525,826
Less reduction to custodian expenses                                              (10,758)
                                                                           --------------
Net expenses                                                                    6,515,068
=========================================================================================
NET INVESTMENT LOSS                                                            (3,806,723)
=========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                    17,182,383
Foreign currency transactions                                                    (337,113)
                                                                           --------------
Net realized gain (loss)                                                       16,845,270
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    25,734,749
Translation of assets and liabilities denominated in foreign currencies          (117,373)
                                                                           --------------
Net change                                                                     25,617,376
                                                                           --------------
Net realized and unrealized gain (loss)                                        42,462,646
=========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $   38,655,923
                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    34 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED       PERIOD ENDED
                                                                     JUNE 30, 2001    JUNE 30, 2000(1)
=====================================================================================================
OPERATIONS
Net investment income (loss)                                       $    (3,806,723) $      (1,594,739)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                16,845,270          3,932,369
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                    25,617,376         56,657,272
                                                                   ---------------  -----------------
Net increase (decrease) in net assets resulting from operations         38,655,923         58,994,902
=====================================================================================================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gain:
Class A                                                                (11,296,401)          (103,503)
Class B                                                                 (6,848,507)           (73,371)
Class C                                                                 (3,179,103)           (30,682)
Class N                                                                         --                 --
Class Y                                                                        (79)                (2)
=====================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                143,557,768        111,751,357
Class B                                                                 73,742,602         78,616,337
Class C                                                                 43,053,395         35,220,463
Class N                                                                    905,674                 --
Class Y                                                                         --                 --
=====================================================================================================
NET ASSETS
Total increase                                                         278,591,272        284,375,501
-----------------------------------------------------------------------------------------------------
Beginning of period                                                    284,478,501            103,000(2)
                                                                   ---------------  ------------------
End of period (including accumulated net investment loss of
$129,090 for the year ended June 30, 2001)                         $   563,069,773  $     284,478,501
                                                                   ===============  =================

1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.

2. Reflects the value of the Manager's initial seed money investment at June 29, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    35 OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS

                                                                      CLASS A                     CLASS B
                                                                        YEAR                       YEAR
                                                                        ENDED                      ENDED
                                                                      JUNE 30,                    JUNE 30,
                                                         2001           2000(1)      2001          2000(1)
=========================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                $     14.77    $     10.00   $     14.68    $   10.00
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.08)          (.06)         (.14)        (.11)
Net realized and unrealized gain (loss)                    1.12           4.85          1.05         4.81
                                                    -----------------------------------------------------
Total income (loss) from investment operations             1.04           4.79           .91         4.70
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                       (.79)          (.02)         (.79)        (.02)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     15.02    $     14.77   $     14.80    $   14.68
                                                    =====================================================
=========================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                        7.66%         47.98%         6.79%       47.08%
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)            $   294,780    $   141,721   $   177,479    $  99,060
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $   205,916    $    75,295   $   128,350    $  51,951
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                       (0.60)%        (0.82)%       (1.36)%      (1.53)%
Expenses                                                   1.28%          1.50%         2.05%        2.21%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     181%           108%          181%         108%

1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    36 OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                    CLASS C      CLASS N
                                                                      YEAR        PERIOD
                                                                     ENDED        ENDED
                                                                    JUNE 30,     JUNE 30,
                                                        2001         2000(1)     2001(2)
========================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                $   14.68     $   10.00    $  13.53
----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.13)         (.10)       (.02)
Net realized and unrealized gain (loss)                  1.05          4.80        1.49
                                                    ------------------------------------
Total income (loss) from investment operations            .92          4.70        1.47
----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                     (.79)         (.02)         --
----------------------------------------------------------------------------------------
Net asset value, end of period                      $   14.81     $   14.68    $  15.00
                                                    ====================================
========================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)                      6.86%        47.08%      10.87%
========================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)            $  89,814     $  43,695    $    995
----------------------------------------------------------------------------------------
Average net assets (in thousands)                   $  60,762     $  21,984    $    445
----------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                     (1.36)%       (1.54)%     (0.76)%
Expenses                                                 2.05%         2.21%       1.59%
----------------------------------------------------------------------------------------
Portfolio turnover rate                                   181%          108%        181%



1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.

2. For the period from March 1, 2001 (inception of offering) to June 30, 2001.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    37 OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS CONTINUED

                                                                  CLASS Y
                                                                   YEAR
                                                                   ENDED
                                                                  JUNE 30,
                                                       2001        2000(1)
==========================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                 $  14.82    $  10.00
-------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.05)       (.04)
Net realized and unrealized gain (loss)                  1.13        4.88
                                                     --------    --------
Total income (loss) from investment operations           1.08        4.84
-------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                     (.79)       (.02)
-------------------------------------------------------------------------
Net asset value, end of period                       $  15.11    $  14.82
                                                     ========    ========
=========================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                      7.90%      48.48%
=========================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)             $      2    $      1
-------------------------------------------------------------------------
Average net assets (in thousands)                    $      2    $      1
-------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                     (0.23)%     (0.37)%
Expenses                                                 0.89%       1.18%
-------------------------------------------------------------------------
Portfolio turnover rate                                   181%        108%

1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    38 OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

                    39 OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS CONTINUED
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES Continued

FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                    40 OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended June 30, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $1,034,135, a decrease in accumulated net investment loss of $3,677,633, and an increase in accumulated net realized loss on investments of $2,643,498. Net assets of the Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                    41 OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS CONTINUED
================================================================================

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      YEAR ENDED JUNE 30, 2001(1)       PERIOD ENDED JUNE 30, 2000(2)
                                    SHARES                 AMOUNT       SHARES                 AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                               13,028,868    $   184,589,914       11,029,007      $  129,912,372
Dividends and/or
distributions reinvested              789,486         10,673,853            8,382              98,911
Redeemed                           (3,787,385)       (51,705,999)      (1,454,825)        (18,259,926)
                                  -------------------------------------------------------------------
Net increase (decrease)            10,030,969    $   143,557,768        9,582,564      $  111,751,357
                                  ===================================================================
-----------------------------------------------------------------------------------------------------
CLASS B
Sold                                6,254,301    $    87,722,672        7,409,304      $   87,079,411
Dividends and/or
distributions reinvested              464,503          6,215,061            5,719              67,313
Redeemed                           (1,478,445)       (20,195,131)        (666,918)         (8,530,387)
                                  -------------------------------------------------------------------
Net increase (decrease)             5,240,359    $    73,742,602        6,748,105      $   78,616,337
                                  ===================================================================
-----------------------------------------------------------------------------------------------------
CLASS C
Sold                                3,546,090    $    49,426,281        3,277,979      $   39,061,579
Dividends and/or
distributions reinvested              209,417          2,804,094            2,495              29,373
Redeemed                             (666,269)        (9,176,980)        (304,493)         (3,870,489)
                                  -------------------------------------------------------------------
Net increase (decrease)             3,089,238    $    43,053,395        2,975,981      $   35,220,463
                                  ===================================================================
-----------------------------------------------------------------------------------------------------
CLASS N
Sold                                   66,698    $       911,127               --      $           --
Dividends and/or
distributions reinvested                   --                 --               --                  --
Redeemed                                 (376)            (5,453)              --                  --
                                  -------------------------------------------------------------------
Net increase (decrease)                66,322    $       905,674               --      $           --
                                  ===================================================================
-----------------------------------------------------------------------------------------------------
CLASS Y
Sold                                       --    $            --               --      $           --
Dividends and/or
distributions reinvested                   --                 --               --                  --
Redeemed                                   --                 --               --                  --
                                  -------------------------------------------------------------------
Net increase (decrease)                    --    $            --               --      $           --
                                  ===================================================================

1. For the year ended June 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to June 30, 2001, for Class N shares.

2. For the period from August 2, 1999 (inception of offering) to June 30, 2000.

                    42 OPPENHEIMER MAIN STREET SMALL CAP FUND

================================================================================

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2001, were $929,729,696 and $700,178,024, respectively.

    As of June 30, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $479,240,604 was:



Gross unrealized appreciation                  $    96,328,368
Gross unrealized depreciation                      (14,908,761)
                                               ---------------
Net unrealized appreciation (depreciation)     $    81,419,607
                                               ===============

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the year ended June 30, 2001, was an annualized rate of 0.73%.

--------------------------------------------------------------------------------

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                    AGGREGATE        CLASS A      COMMISSIONS     COMMISSIONS     COMMISSIONS     COMMISSIONS
                    FRONT-END      FRONT-END       ON CLASS A      ON CLASS B      ON CLASS C      ON CLASS N
                SALES CHARGES  SALES CHARGES           SHARES          SHARES          SHARES          SHARES
                   ON CLASS A    RETAINED BY      ADVANCED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY
 YEAR ENDED            SHARES    DISTRIBUTOR   DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
 -------------  ---------------------------------------------------------------------------------------------
 June 30, 2001    $1,418,890     $ 448,413      $ 131,792       $2,069,956       $ 370,022       $ 7,299


1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


                        CLASS A        CLASS B        CLASS C        CLASS N
                     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
   YEAR ENDED       DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
June 30, 2001             $--     $  170,769   $  16,372            $--

                    43 OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS CONTINUED
================================================================================

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------

CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended June 30, 2001, payments under the Class A plan totaled $480,204, all of which were paid by the Distributor to recipients, and included $43,215 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

                    44 OPPENHEIMER MAIN STREET SMALL CAP FUND

Distribution fees paid to the Distributor for the year ended June 30, 2001, were as follows:


                                                               DISTRIBUTOR'S
                                              DISTRIBUTOR'S        AGGREGATE
                                                  AGGREGATE     UNREIMBURSED
                                               UNREIMBURSED    EXPENSES AS %
             TOTAL PAYMENTS  AMOUNT RETAINED       EXPENSES    OF NET ASSETS
                 UNDER PLAN   BY DISTRIBUTOR     UNDER PLAN         OF CLASS
--------------------------------------------------------------------------------
Class B Plan    $1,279,835      $1,093,288      $3,125,975         1.76%
Class C Plan       605,674         295,292         644,889         0.72
Class N Plan           730              --           7,844         0.79

================================================================================

5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2001, the Fund had outstanding foreign currency contracts as follows:


                                                   CONTRACT  VALUATION AS OF     UNREALIZED
   CONTRACT DESCRIPTION      EXPIRATION DATE  AMOUNT (000S)    JUNE 30, 2001   APPRECIATION
---------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Canadian Dollar (CAD)           7/5/01             CAD224        $  147,720      $  103

================================================================================

6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically)

                    45 OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS CONTINUED
================================================================================

6. ILLIQUID OR RESTRICTED SECURITIES Continued

in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of llliquid or restricted securities subject to this limitation as of June 30, 2001, was $573,088, which represents 0.10% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                   VALUATION PER      UNREALIZED
                           ACQUISITION      COST      UNIT AS OF    APPRECIATION
SECURITY                          DATE  PER UNIT   JUNE 30, 2001  (DEPRECIATION)
--------------------------------------------------------------------------------
STOCKS AND WARRANTS
Integral Systems, Inc.        2/15/00   $  31.00         $ 22.92    $  (201,913)
Opticnet, Inc.               10/26/00         --              --             --

================================================================================

7. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

    The Fund had no borrowings outstanding during the year ended or at June 30, 2001.

                    46 OPPENHEIMER MAIN STREET SMALL CAP FUND

INDEPENDENT AUDITORS' REPORT
================================================================================

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
OPPENHEIMER MAIN STREET SMALL CAP FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund, including the statement of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the periods indicated, and the financial highlights for the period then ended and the period August 2, 1999 (inception of offering) to June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Small Cap Fund as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for the periods indicated, and the financial highlights for the period then ended and the period August 2, 1999 (inception of offering) to June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
July 23, 2001

                    47 OPPENHEIMER MAIN STREET SMALL CAP FUND

FEDERAL INCOME TAX INFORMATION UNAUDITED
================================================================================

In early 2002 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

    Distributions of $0.7930 per share were paid to Class A, Class B, Class C, and Class Y shareholders, respectively, on December 12, 2000, of which $0.0526 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

    Dividends paid by the Fund during the fiscal year ended June 30, 2001, which are not designated as capital gain distributions should be multiplied by 11.50% to arrive at the amount eligible for the corporate dividend-received deduction.

    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                    48 OPPENHEIMER MAIN STREET SMALL CAP FUND

OPPENHEIMER MAIN STREET SMALL CAP FUND
================================================================================

OFFICERS AND TRUSTEES          James C. Swain, Trustee, CEO and Chairman of the Board
                               Bridget A. Macaskill, Trustee and President
                               William L. Armstrong, Trustee
                               Robert G. Avis, Trustee
                               George C. Bowen, Trustee
                               Edward L. Cameron, Trustee
                               Jon S. Fossel, Trustee
                               Sam Freedman, Trustee
                               C. Howard Kast, Trustee
                               Robert M. Kirchner, Trustee
                               F. William Marshall, Jr., Trustee
                               Charles Albers, Vice President
                               Mark Zavanelli, Vice President
                               Andrew J. Donohue, Vice President and Secretary
                               Brian W. Wixted, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Robert G. Zack, Assistant Secretary
================================================================================
INVESTMENT ADVISOR             OppenheimerFunds, Inc.
================================================================================
DISTRIBUTOR                    OppenheimerFunds Distributor, Inc.
================================================================================
TRANSFER AND SHAREHOLDER       OppenheimerFunds Services
SERVICING AGENT
================================================================================
CUSTODIAN OF                   The Bank of New York
PORTFOLIO SECURITIES
================================================================================
INDEPENDENT AUDITORS           Deloitte & Touche LLP
================================================================================
LEGAL COUNSEL                  Myer, Swanson, Adams & Wolf, P.C.

                               OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS
                               DISTRIBUTOR, INC.,
                               TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203

         (C) Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

                    49 OPPENHEIMER MAIN STREET SMALL CAP FUND

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.(1) So call us today, or visit our website--we're here to help.

INTERNET
24-hr access to account information and transactions(2)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------

GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
--------------------------------------------------------------------------------

PHONELINK
24-hr automated information and automated transactions
1.800.533.3310
--------------------------------------------------------------------------------

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 9am-6:30pm ET
1.800.843.4461
--------------------------------------------------------------------------------

OPPENHEIMERFUNDS MARKET HOTLINE
24 hours a day, timely and insightful messages on the
economy and issues that may affect your investments
1.800.835.3104
--------------------------------------------------------------------------------

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------

EDOCS DIRECT
Receive shareholder report and prospectus notifications for your funds via email. Sign up at WWW.OPPENHEIMERFUNDS.COM.
--------------------------------------------------------------------------------


TICKER SYMBOLS      Class A: OPMSX      Class B: OPMBX      Class C: OPMCX       Class Y: OPMYX


1. Automatic investment plans do not assure profit or protect against losses in declining markets.

2. At times this website may be inaccessible or its transaction feature may be unavailable.

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